Commitments and contingencies	6 Months Ended
Dec. 31, 2024
Commitments and contingencies.
Commitments and contingencies

Note 10 – Commitments and contingencies

Litigation contingencies

As of December 31, 2024, there have been no material changes in the Company’s commitments and contingencies from those disclosed in Note 15 of the Company’s annual financial statements included in the Form 20-F for the year ended June 30, 2024.